Document and Entity Information	Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Real Good Food Company, Inc.
Amendment Flag	false
Entity Central Index Key	0001871149
Document Type	8-K
Document Period End Date	Dec. 31, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-41025
Entity Tax Identification Number	87-1280343
Entity Address, Address Line One	3 Executive Campus
Entity Address, Address Line Two	Suite 155
Entity Address, City or Town	Cherry Hill
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08002
City Area Code	(856)
Local Phone Number	644-5624
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock
Trading Symbol	RGF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true